UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07503

Morgan Stanley Japan Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2008

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Japan Fund

Portfolio of Investments August 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (a) (98.9%)
	Advertising/Marketing Services (2.1%)
505	Dentsu Inc.(b)	$1,407,594

	Apparel/Footwear (2.8%)
304,000	Descente, Ltd.(b)	1,596,303
34,000	Levi Strauss Japan Kabushiki Kaisha	267,092
		1,863,395
	Apparel/Footwear Retail (1.4%)
70,000	Nishimatsuya Chain Co., Ltd.	921,817

	Beverages: Non-Alcoholic (3.9%)
25,650	ITO EN Ltd. - pfd (b)	497,994
85,500	ITO EN, Ltd.(b)	2,149,503
		2,647,497
	Chemicals: Specialty (4.5%)
22,300	Shin-Etsu Chemical Co., Ltd.	1,614,934
155,000	Taiyo Nippon Sanso Corp.(b)	1,371,370
		2,986,304
	Computer Peripherals (5.3%)
57,900	Roland DG Corp.	2,573,945
495	Wacom Co., Ltd.(b)	992,944
		3,566,889
	Containers/Packaging (1.3%)
45,400	Pack Corp. (The)	876,110

	Electronic Components (10.2%)
767	AXELL Corp.	1,694,845
48,900	Hamamatsu Photonics KK	1,496,400
65,500	Hoya Corp.	2,274,720
139,700	Zuken Inc.	1,395,994
		6,861,959
	Electronic Equipment/Instruments (13.1%)
46,900	Canon Inc.	2,680,790
8,500	Keyence Corp.	1,885,710
87,300	Optex Co., Ltd.	1,768,587
112,000	Ricoh Co., Ltd.	2,479,115
		8,814,202
	Electronics/Appliance Stores (2.3%)
403,500	Culture Convenience Club Co., Ltd.(b)	1,519,807

	Electronics/Appliances (2.0%)
375,000	D & M Holdings, Inc.	1,330,174

	Environmental Services (0.7%)
31,400	Yoshimoto Kogyo Co., Ltd	456,512

	Financial Conglomerates (3.8%)
408	Mizuho Financial Group, Inc.	2,565,927

	Food: Specialty/Candy (2.9%)
47,200	Unicharm Petcare Corp.(b)	1,976,416

	Industrial Machinery (3.1%)
15,300	SMC Corp.	2,036,228

	Information Technology Services (3.7%)
127,400	Hitachi Systems & Services, Ltd.	2,504,130

	Internet Retail (1.0%)
31,600	ASKUL Corp.(b)	644,899

	Major Banks (3.2%)
272	Sumitomo Mitsui Financial Group, Inc.	2,151,486

	Miscellaneous Commercial Services (3.5%)
18,600	ART Corp.	576,350
50,000	Secom Techno Service Co., Ltd.	1,769,844
		2,346,194
	Other Consumer Services (0.9%)
1,358	Chintai Corp.	615,634

	Pharmaceuticals: Other (6.0%)
70,700	Hisamitsu Pharmaceutical Co., Inc.	1,942,418
125,800	Tsumura & Co.	2,049,453
		3,991,871
	Railroads (2.2%)
186	East Japan Railway Co.	1,481,456

	Real Estate Development (1.0%)
101,500	Airport Facilities Co., Ltd.	693,742

	Recreational Products (2.4%)
96,000	KOEI Co., Ltd.(b)	1,639,819

	Regional Banks (2.5%)
288,000	Fukuoka Financial Group, Inc.	1,660,375

	Restaurants (1.5%)
51,400	Ichibanya Co., Ltd.(b)	1,007,810

	Steel (5.4%)
30,500	JFE Holdings, Inc.	1,993,434
236,000	Nippon Steel Corp.(b)	1,656,677
		3,650,111
	Trucks/Construction/Farm Machinery (3.7%)
69,800	Hitachi Construction Machinery Co., Ltd.	2,462,120

	Wholesale Distributors (2.5%)
67,600	Toyota Tsusho Corp.(b)	1,674,289

	TOTAL COMMON STOCKS (Cost $62,944,972)	66,354,767

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (17.1%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (16.0%) (b)
$432	AIG Match Funding Corp., 5.55%, 12/17/07 (c)	432,492
309	Alliance & Leister Plc., 5.34%, 08/08/08 (c)	308,913
154	Bancaja, 5.36%, 08/12/08 (c)	154,456
154	Bank of New York Co., Inc., 5.35%, 08/08/08 (c)	154,456
268	Barton Capital Corp., 5.75%, 09/04/07	267,805
154	BASF AG, 5.36%, 08/19/08 (c)	154,441
309	BNP Paribas Mtn., 5.50%, 05/19/08 (c)	308,913
618	CAM US Finance SA Unipersonal, 5.37%, 08/01/08 (c)	617,825
309	Canadian Imperial Bank, NY, 5.42%, 07/28/08 (c)	308,913
154	CC USA Inc., 5.26%, 01/28/08 (c)	154,323
556	CIT Group Holdings, 5.38%, 06/18/08 (c)	556,043

309	Credit Suisse First Boston, NY, 5.32%, 03/14/08 (c)		308,913
	First Tennessee Bank,
154	5.58%, 08/15/08 (c)		154,456
618	5.59%, 08/15/08 (c)		617,778
	Goldman Sachs Group, Inc.
154	5.66%, 08/14/08 (c)		154,456
290	5.50%, 11/14/08 (c)		290,378
154	HSBC Finance Corp., 5.34%, 08/05/08 (c)		154,456
618	IBM Corp., 5.30%, 08/08/08 (c)		617,886
309	KBC, Brussels, 5.75%, 09/04/07		308,912
309	Macquarie Bank Ltd., 5.53%, 08/20/08 (c)		308,913
310	Marshall & Ilsley Bank, 5.37%, 12/17/07		309,779
463	Metropolitan Life Global Funding, 5.49%, 08/22/08 (c)		463,369
154	National City Bank Cleveland, 5.32%, 09/18/07 (c)		154,453
618	National Rural Utilites Coop., Fin., 5.33%, 08/29/08 (c)		617,825
358	Nationwide Building Society, 5.44%, 07/25/08 (c)		358,338
618	National Bank Canada, 5.31%, 04/02/08 (c)		617,724
612	Rhein-Main Securitisaton Limited, 5.33%, 09/24/07		612,388
741	Societe Generale, NY, 5.55%, 12/31/07 (c)		741,315
340	Unicredito Delware Inc. 5.62%, 08/14/08 (c)		339,817
216	Unicredito Italiano Bank (IRE) PLC, 5.35%, 08/08/08 (c)		216,239

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $10,765.975)		10,765,975

NUMBER
OF SHARES
(000)
	Investment Company (d)(1.1%)
736	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $736,109)		736,109

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,502,084)		11,502,084

	TOTAL INVESTMENTS (Cost $74,447,056) (e)	116.0%	77,856,851
	LIABILITIES IN EXCESS OF OTHER ASSETS	(16.0)	(10,762,504)
	NET ASSETS	100.0%	$67,094,347

(a)

Securities with total market value equal to $66,354,767 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	All or a portion of these securities were on loan at August 31, 2007. The total value of the loaned securities and related collateral outstanding were $10,238,991 and $10,765,975, respectively.
(c)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on August 31, 2007.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $4,501 for the period ended August 31, 2007.

(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,778,627 and the aggregate gross unrealized depreciation is $5,368,832, resulting in net unrealized appreciation of $3,409,795.

Morgan Stanley Japan Fund

Summary of Investments by Industry Classification August 31, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investment	$11,502,084	14.8%
Electronic Equipment/Instruments	8,814,202	11.3
Electronic Components	6,861,959	8.8
Pharmaceuticals: Other	3,991,871	5.1
Steel	3,650,111	4.7
Computer Peripherals	3,566,889	4.6
Chemicals: Specialty	2,986,304	3.8
Beverages: Non-Alcoholic	2,647,497	3.4
Financial Conglomerates	2,565,927	3.3
Information Technology Services	2,504,130	3.2
Trucks/Construction/Farm Machinery	2,462,120	3.2
Miscellaneous Commercial Services	2,346,194	3.0
Major Banks	2,151,486	2.8
Industrial Machinery	2,036,228	2.6
Food: Specialty/Candy	1,976,416	2.5
Apparel/Footwear	1,863,395	2.4
Wholesale Distributors	1,674,289	2.2
Regional Banks	1,660,375	2.1
Recreational Products	1,639,819	2.1
Electronics/Appliance Stores	1,519,807	2.0
Railroads	1,481,456	1.9
Advertising/Marketing Services	1,407,594	1.8
Electronics/Appliances	1,330,174	1.7
Restaurants	1,007,810	1.3
Apparel/Footwear Retail	921,817	1.2
Containers/Packaging	876,110	1.1
Real Estate Development	693,742	0.9
Internet Retail	644,899	0.8
Other Consumer Services	615,634	0.8
Environmental Services	456,512	0.6

	$77,856,851	100.0%

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007